RELATED PARTY DISCLOSURES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party transactions	$ 1,706,496	$ 714,506	$ 533,020
Consulting and management fees
Disclosure of transactions between related parties [line items]
Related party transactions	268,456	247,525	153,000
Directors' fees
Disclosure of transactions between related parties [line items]
Related party transactions	70,378	60,600	63,240
Mineral properties
Disclosure of transactions between related parties [line items]
Related party transactions	631,610	201,875	117,000
Salaries
Disclosure of transactions between related parties [line items]
Related party transactions	$ 736,052	$ 204,506	$ 199,780